Income Taxes - Components of Income Tax Expenses (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Previously unrecognized tax benefits from tax loss carryforwards and deductible temporary differences	¥ 159	¥ 55	¥ 105
Deferred tax benefit from the reversal of previously written-down deferred tax assets	¥ 70	¥ 68	¥ 105
Statutory income tax rate	31.50%	31.70%	31.70%
Korea [Member] | Subsidiaries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Additional tax charge		¥ 2,215